Future Policy Benefit Reserves (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Liability For Future Policy Benefits, Interest Assumptions On Individual Life Insurance

A summary of the assumptions used in determining the liability for future policy benefits at December 31, 2011 is as follows:

Individual Life Insurance

Interest assumptions:

Years of Issue	Interest Rates	Percent of Liability
1917-2011	2.5% to 5.75%	11%
1985-2011	6.0%	29
1986-1992	7.0% graded to 6.0%	7
1954-2000	8.0% graded to 6.0%	11
1951-1985	8.5% graded to 6.0%	4
1984-2011	6.75%	4
2011-2011	5.75% graded to 6.75%	1
2000-2011	7.0%	19
1984-2011	Interest Sensitive	14

		100%

Schedule Of Liability For Future Policy Benefits, Interest Assumptions For Individual Health

Individual Health Insurance

Interest assumptions:

Years of Issue	Interest Rates	Percent of Liability
1955-2011	2.5% to 5.75%	2%
1993-2011	6.0%	60
1986-1992	7.0% graded to 6.0%	26
1955-2000	8.0% graded to 6.0%	6
1951-1986	8.5% graded to 6.0%	1
2008-2010	6.75%	1
2001-2007	7.0%	4

		100%